Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings, Unappropriated [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	$ 406,976	$ 106,153	$ 100,291	$ 0	$ 1,204	$ 198,230	$ 405,878	$ 1,098
Balance (in shares) at Dec. 31, 2010		353,843		0
Shares acquisition	(4,627)	0	0	(4,627)	0	0	(4,627)	0
Shares acquisition (in shares)		0		(7,534)
Shares retirement	0	(34)	(91)	125	0	0	0	0
Shares retirement (in shares)		(114)		114
Restricted stock vested	0	891	(891)	0	0	0	0	0
Restricted stock vested (in shares)		2,971		0
Share-based compensation expenses	4,190	0	4,124	0	0	0	4,124	66
New shares issued by subsidiary	53	0	0	0	0	0	0	53
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	1,283	0	(382)	0	0	0	(382)	1,665
Declaration of cash dividends	(21,224)	0	0	0	0	(21,224)	(21,224)	0
Comprehensive Income:
Net income (loss)	9,507	0	0	0	0	10,706	10,706	(1,199)
Other comprehensive income (loss)	(1,100)	0	0	0	(1,038)	0	(1,038)	(62)
Balance at Dec. 31, 2011	395,058	107,010	103,051	(4,502)	166	187,712	393,437	1,621
Balance (in shares) at Dec. 31, 2011		356,700		(7,420)
Shares acquisition	(8,886)	0	0	(8,886)	0	0	(8,886)	0
Shares acquisition (in shares)		0		(11,443)
Restricted stock vested	0	0	(919)	919	0	0	0	0
Restricted stock vested (in shares)		0		1,313
Share-based compensation expenses	1,936	0	1,936	0	0	0	1,936	0
New shares issued by subsidiary	365	0	342	0	0	0	342	23
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	533	0	501	0	0	0	501	32
Declaration of cash dividends	(10,680)	0	0	0	0	(10,680)	(10,680)	0
Comprehensive Income:
Net income (loss)	50,138	0	0	0	0	51,596	51,596	(1,458)
Other comprehensive income (loss)	(306)	0	0	0	(303)	0	(303)	(3)
Balance at Dec. 31, 2012	428,158	107,010	104,911	(12,469)	(137)	228,628	427,943	215
Balance (in shares) at Dec. 31, 2012		356,700		(17,550)
Restricted stock vested	0	0	(1,349)	1,349	0	0	0	0
Restricted stock vested (in shares)		0		1,900
Share-based compensation expenses	1,840	0	1,838	0	0	0	1,838	2
Excess tax benefits from restricted stock vested	1,271	0	1,271	0	0	0	1,271	0
New shares issued by subsidiary	6,245	0	2,426	0	0	0	2,426	3,819
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	(2,241)	0	(2,461)	0	0	0	(2,461)	220
Declaration of cash dividends	(42,394)	0	0	0	0	(42,394)	(42,394)	0
Comprehensive Income:
Net income (loss)	55,924	0	0	0	0	61,476	61,476	(5,552)
Other comprehensive income (loss)	(244)	0	0	0	(275)	0	(275)	31
Balance at Dec. 31, 2013	$ 448,559	$ 107,010	$ 106,636	$ (11,120)	$ (412)	$ 247,710	$ 449,824	$ (1,265)
Balance (in shares) at Dec. 31, 2013		356,700		(15,650)